Loan note instruments - Summary of the bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loan note instruments
Beginning balance	$ 24,770
Amounts received	2,500	$ 2,000	$ 7,000
Transaction costs	(113)	(30)	(105)
Ending balance	31,419	24,770
Total	31,419	24,770
Solar loan notes
Loan note instruments
Beginning balance	9,168	7,112
Amounts received	2,500	2,000
Transaction costs	(113)	(30)
Finance cost accrued	1,160	846
Repayment - finance cost	(974)	(760)
Ending balance	11,741	9,168	7,112
Current	7,760	855
Non-current	3,981	8,313
Total	$ 11,741	$ 9,168	$ 7,112